Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2017
Accrued expenses and other current liabilities [Abstract]
Accrued expenses and other current liabilities
11. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB

Logistics expenses accruals	32,071	157,777
Advances from customers	22,682	25,148
Outsourced labor cost payable	10,890	31,987
Salary and welfare payable	26,353	46,362
Professional fee accruals	10,793	6,117
Marketing expenses accruals	9,449	16,363
Other tax payable	2,947	12,425
Receipt on behalf of merchants on Maikefeng marketplace (1)	20,796	1,951
Others	2,860	13,806

Accrued expenses and other current liabilities	138,841	311,936

(1) Receipt on behalf of merchants on Maikefeng marketplace represents amount received from end customers on behalf of and payable to merchants on Maikefeng marketplace.